As filed with the Securities and Exchange Commission on April 1, 2002.

                                                            File No. 333-77038


                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

   Pre-Effective Amendment No.                                    [ ]

   Post-Effective Amendment No. 1                                 [X]


                            TEMPLETON FUNDS, INC.
                            ---------------------
              (Exact Name of Registrant as Specified in Charter)

                                (954) 527-7500
                                --------------
                (Registrant's Area Code and Telephone Number)

               500 EAST BROWARD BLVD., FT. LAUDERDALE, FL 33394
               ------------------------------------------------
  (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                    Code)

                           MURRAY L. SIMPSON, ESQUIRE
                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098


Title of the securities being registered: Shares of common stock, par value $1.00 per share, of Templeton Foreign Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                     PART A
Part A of the Templeton Funds, Inc. N-14 is incorporated by reference to the electronic filing made on March 6, 2002 under File No. 333-77038.

                                     PART B
Part B of the Templeton Funds, Inc. N-14 is incorporated by reference to the electronic filing made on March 6, 2002 under File No. 333-77038.

                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article 5.1 of the By-Laws of the Registrant, filed as Exhibit 2 to the Registration Statement, which is incorporated herein by reference, for a more complete description of matters relating to indemnification.

Item 16. EXHIBITS The following documents are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a) and 14(a):

      (1)   Copies of the charter of the Registrant as now in effect;

            (a) Restated Articles of Incorporation (Previously filed with
                Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

            (b) Articles of Amendment dated October 24, 1990 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

            (c) Articles Supplementary dated October 16, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

            (d) Articles of Amendment dated February 16, 1994 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

            (e) Articles Supplementary dated April 13, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

            (f) Articles of Amendment dated April 17, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

            (g) Articles Supplementary dated October 25, 1995 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

            (h) Articles Supplementary dated December 27, 1996 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 31, 1996)

            (i) Articles Supplementary dated April 10, 1997 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

            (j) Articles of Amendment dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

            (k) Articles Supplementary dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a) Amended and Restated By-Laws of Templeton Funds, Inc. dated
                October 19, 1996 (Previously filed with Post-Effective Amendment No. 28 to Registration Statement on Form N-1A on December 27, 1996)

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

            Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

            (a) Agreement and Plan of Reorganization dated February 25,
                2002

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (a) Amended and Restated Management Agreement between Templeton
                World Fund and Templeton Galbraith and Hansberger Ltd. dated December 6,1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

            (b) Amended and Restated Management Agreement between Templeton
                Foreign Fund and Templeton Galbraith and Hansberger Ltd. dated December 6, 1994 (Previously filed with
                Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (a) Amended and Restated Distribution Agreement between
                Registrant and Franklin Templeton Distributors, Inc., dated April 1, 1999 (Previously filed with Post-Effective Amendment No. 34 to Registration Statement on Form N-1A on December 29, 2000)

            (b) Form of Dealer Agreement between Registrant and
                Franklin/Templeton Distributors, Inc. and Securities Dealers (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29,
                1998)

            (c) Amendment of Dealer Agreement dated May 15, 1998 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

            (d) Non-Exclusive Underwriting Agreement between the Registrant and Templeton Franklin Investment Services (Asia) Limited dated September 18, 1995 (Previously filed with
                Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

            Not Applicable.

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

            (a) Restated Custody Agreement between Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

            (b) Restated Custody Agreement between Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

            (c) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

            (d) Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A on October 29, 1998)

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

            (a) Templeton World Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

            (b) Templeton World Fund Class II Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

            (c) Templeton Foreign Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

            (d) Templeton Foreign Fund Class II Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

            (e) Class B Distribution Plan (Previously filed with Post-Effective Amendment No. 33 to Registration Statement on Form N-1A on December 29, 1999)

            (f) Multi-Class Plan, Templeton World Fund - Class B (Previously filed with Post-Effective Amendment No. 33 to Registration Statement on Form N-1A on December 29, 1999)

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a) Opinion and Consent of Counsel dated October 27, 1998
                (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            (a) Opinion and Consent of Counsel Supporting Tax Matters and
                Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

            (a) Fund Administration Agreement between the Registrant and
                Franklin Templeton Services, Inc. dated June 1, 1997 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

            (b) Amended and Restated Transfer Agent Agreement between the
                Registrant and Franklin/Templeton Investor Services Inc., dated July 1, 1996 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

            (c) Sub-Transfer Agent Agreement between the Registrant,
                Templeton Funds Trust Company and The Shareholder Services Group, Inc. dated March 1,1992 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

            (d) Sub-Accounting Services Agreement between the Registrant,
                Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch,Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

            (e) Sub-Transfer Agent Agreement between the Registrant on behalf of Templeton Foreign Fund and Fidelity Investments Institutional Operations Company dated July 1, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

            (f) Shareholder Services Agreement between Franklin/Templeton
                Investor Services, Inc. and Templeton Franklin Investment Services, Limited dated September 18, 1995 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

            (a) Consent of Ernst & Young LLP, independant auditors to FTI Funds

      (15)  All financial statements omitted pursuant to Item 14(a)(1);

            Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

            (a) Power of Attorney dated December 4, 2001 (Previously filed with Post-Effective Amendment No. 35 to Registration Statement on Form N-1A on December 27, 2001)

      (17)  Any additional exhibits which the Registrant may wish to file.

            Not Applicable.

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of April, 2002.


                                       TEMPLETON FUNDS, INC.
                                       ---------------------------
                                       (Registrant)

                                       By:/s/David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


JEFFREY A. EVERETT*                       Principal Executive Officer
------------------                        Dated: April 1, 2002
Jeffrey A. Everett

BRUCE S. ROSENBERG*                       Principal Financial and
------------------                        Accounting Officer
Bruce S. Rosenberg

HARRIS J. ASHTON*                         Director
----------------                          Dated: April 1, 2002
Harris J. Ashton

NICHOLAS F. BRADY*                        Director
-----------------                         Dated: April 1, 2002
Nicholas F. Brady

S. JOSEPH FORTUNATO*                      Director
-------------------                       Dated: April 1, 2002
S. Joseph Fortunato

ANDREW H. HINES, JR.*                     Director
--------------------                      Dated: April 1, 2002
Andrew H. Hines, Jr

CHARLES B. JOHNSON*                       Director
------------------                        Dated: April 1, 2002
Charles B. Johnson

RUPERT H. JOHNSON, JR.*                   Director
-----------------------                   Dated:  April 1, 2002
Rupert H. Johnson, Jr.*

BETTY P. KRAHMER*                         Director
----------------                          Dated:  April 1, 2002
Betty P. Krahmer

GORDON S. MACKLIN*                        Director
------------------                        Dated: April 1, 2002
Gordon S. Macklin

FRED R. MILLSAPS*                         Director
-----------------                         Dated: April 1, 2002
Fred R. Millsaps



*By  ________________________________
      David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)

                            TEMPLETON FUNDS, INC.
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.            DESCRIPTION

EX-99.(4)(a)           Agreement and Plan of Reorganization dated February 25,
                       2002

EX-99.(12)(a)          Opinion and Consent of Counsel Supporting Tax Matters
                       and Consequences to Shareholders

EX-99.(14)(a)          Consent of Ernst & Young LLP, independent auditors to
                       FTI Funds